Eaton Vance
National Limited Maturity Municipal Income Fund
June 30, 2023
Portfolio of Investments (Unaudited)

Corporate Bonds — 2.2%
Security	Principal Amount (000's omitted)	Value
Education — 1.4%
Chapman University, 1.76%, 4/1/28	$3,070	$ 2,606,891
Grand Canyon University, 4.125%, 10/1/24	4,750	4,499,200
		$ 7,106,091
Hospital — 0.8%
CommonSpirit Health, 6.073%, 11/1/27	$3,500	$ 3,569,518
Little Co. of Mary Hospital of Indiana, Inc.:
1.399%, 11/1/23	125	123,036
1.581%, 11/1/24	360	337,329
1.973%, 11/1/25	325	296,435
		$ 4,326,318
Total Corporate Bonds (identified cost $12,095,417)		$ 11,432,409

Tax-Exempt Municipal Obligations — 91.9%
Security	Principal Amount (000's omitted)	Value
Bond Bank — 0.6%
Massachusetts Water Pollution Abatement Trust, 5.00%, 8/1/25	$3,000	$ 3,123,930
		$ 3,123,930
Education — 5.4%
Allegheny County Higher Education Building Authority, PA, (Carnegie Mellon University), 3.832%, (70% of SOFR + 0.29%), 8/1/27 (Put Date), 2/1/33(1)	$2,000	$ 1,944,620
Connecticut Health and Educational Facilities Authority, (Yale University), 2.80% to 2/10/26 (Put Date), 7/1/48	4,000	3,919,760
Massachusetts Development Finance Agency, (Harvard University):
4.00%, 7/15/36	3,145	3,205,856
5.00%, 7/15/34	5,000	5,314,800
New York Dormitory Authority, (School Districts Revenue Bond Financing Program):
5.00%, 10/1/28	1,860	1,961,630
5.00%, 10/1/29	3,000	3,180,030
5.00%, 10/1/30	2,000	2,120,020
University of North Carolina at Chapel Hill, 4.04%, (67% of SOFR + 0.65%), 6/1/25 (Put Date), 12/1/41(1)	6,300	6,305,733
		$ 27,952,449
Security	Principal Amount (000's omitted)	Value
Electric Utilities — 4.6%
Arkansas River Power Authority, CO, 5.00%, 10/1/30	$1,000	$ 1,038,850
Halifax County Industrial Development Authority, VA, (Virginia Electric and Power Co.), 1.65% to 5/31/24 (Put Date), 12/1/41	3,335	3,246,422
Hawaii Department of Budget and Finance, (Hawaiian Electric Co., Inc.), (AMT), 3.25%, 1/1/25	3,000	2,957,010
Long Island Power Authority, NY, Electric System Revenue, Series 2015C, 4.369%, (70% of 1 mo. USD LIBOR + 0.75%), 10/1/23 (Put Date), 5/1/33(1)	5,770	5,772,539
Lower Colorado River Authority, TX:
5.00%, 5/15/24	1,100	1,115,664
5.00%, 5/15/25	1,000	1,032,240
Monroe County Development Authority, GA, (Georgia Power Co. Plant Scherer), 1.00% to 8/21/26 (Put Date), 7/1/49	1,000	888,610
Philadelphia, PA, Gas Works Revenue, 5.00%, 8/1/26	3,545	3,646,032
Utility Debt Securitization Authority, NY, 5.00%, 12/15/35	1,365	1,440,307
Western Minnesota Municipal Power Agency:
5.00%, 1/1/26	1,345	1,407,368
5.00%, 1/1/28	1,400	1,528,352
		$ 24,073,394
Escrowed/Prerefunded — 1.1%
New Hope Cultural Education Facilities Finance Corp., TX, (CHF-Collegiate Housing Corpus Christi II, LLC - Texas A&M University):
Escrowed to Maturity, 4.00%, 4/1/25	$360	$ 364,532
Escrowed to Maturity, 4.00%, 4/1/26	375	383,524
New Jersey Economic Development Authority, (School Facilities Construction), Prerefunded to 6/15/24, 4.00%, 6/15/28	5,000	5,040,650
		$ 5,788,706
General Obligations — 19.7%
Bergen County Improvement Authority, NJ, (County Administration Complex), 5.00%, 11/15/24	$1,100	$ 1,128,919
California, 4.00%, 10/1/24	8,000	8,108,080
Charleston County School District, SC, 5.00%, 5/9/24	2,000	2,032,460
Chicago Board of Education, IL:
5.00%, 12/1/26	2,000	2,068,800
5.00%, 12/1/30	2,690	2,770,108
Chicago, IL:
5.00%, 1/1/24	1,760	1,769,909
5.25%, 1/1/30	2,000	2,019,500
Commonwealth of Massachusetts, 5.00%, 10/1/29	3,485	3,951,223
Cypress-Fairbanks Independent School District, TX, (PSF Guaranteed), 4.00%, 2/15/33	6,000	6,015,180

Eaton Vance
National Limited Maturity Municipal Income Fund
June 30, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Detroit, MI, 5.00%, 4/1/25	$150	$ 151,287
Fort Bend Independent School District, TX, (PSF Guaranteed), 2.375% to 8/1/24 (Put Date), 8/1/49	3,920	3,857,790
Gwinnett County School District, GA, 5.00%, 2/1/26	2,220	2,286,622
Honolulu City and County, HI, (Honolulu Rail Transit Project), 5.00% to 9/1/23 (Put Date), 9/1/24	5,000	5,005,800
Houston Independent School District, TX, (PSF Guaranteed), 3.50% to 6/1/25 (Put Date), 6/1/39	3,700	3,708,954
Illinois:
5.00%, 2/1/25	4,000	4,086,200
5.00%, 3/1/25	3,250	3,323,775
5.00%, 11/1/25	1,500	1,548,990
5.00%, 11/1/26	5,000	5,247,050
5.50%, 5/1/30	500	557,380
Katy Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/24	2,835	2,865,590
Millcreek Township School District, PA, 5.00%, 9/15/25	500	501,730
Nassau County, NY, 5.00%, 4/1/38	2,000	2,296,160
New Jersey, 2.00%, 6/1/27	4,000	3,766,560
New York, NY:
5.00%, 8/1/24	2,000	2,021,220
5.00%, 8/1/25	1,000	1,038,450
5.00%, 3/1/30	5,000	5,056,350
Ocean City, NJ, 2.00%, 10/15/31	745	654,192
Prosper Independent School District, TX, (PSF Guaranteed), 4.00%, 2/15/32	3,290	3,454,138
Puerto Rico:
5.625%, 7/1/27	4,200	4,427,136
5.625%, 7/1/29	2,000	2,145,140
Spring Branch Independent School District, TX, (PSF Guaranteed), 5.00%, 2/1/25	6,500	6,696,235
Texas, 5.00%, 8/1/36	1,000	1,031,130
Wisconsin:
5.00%, 5/1/28	2,195	2,421,282
5.00%, 5/1/29	3,995	4,500,208
		$102,513,548
Hospital — 5.2%
Akron, Bath and Copley Joint Township Hospital District, OH, (Children's Hospital Medical Center of Akron), 5.00%, 11/15/27	$1,175	$ 1,264,782
Allegheny County Hospital Development Authority, PA, (UPMC), 4.43%, (SIFMA + 0.42%), 11/15/24(1)	2,000	1,989,580
Charlotte-Mecklenburg Hospital Authority, NC, (Atrium Health), 3.45% to 10/31/25 (Put Date), 1/15/48	1,500	1,495,485
Security	Principal Amount (000's omitted)	Value
Hospital (continued)
Geisinger Authority, PA, (Geisinger Health System), 5.00% to 2/15/27 (Put Date), 4/1/43	$4,000	$ 4,181,840
Hamilton County, OH, (Cincinnati Children's Hospital Medical Center), 5.00%, 5/15/24	1,250	1,267,913
Hawaii Department of Budget and Finance, (Hawaii Pacific Health Group), 5.00%, 7/1/24	460	460,018
Jefferson County Civic Facility Development Corp., NY, (Samaritan Medical Center), 4.00%, 11/1/29	410	392,124
Louisville/Jefferson County Metro Government, KY, (Norton Healthcare, Inc.), 5.00% to 10/1/26 (Put Date), 10/1/47	3,500	3,626,770
Maryland Health and Higher Educational Facilities Authority, (Frederick Health System):
5.00%, 7/1/24	400	405,840
5.00%, 7/1/25	475	488,932
Missouri Health and Educational Facilities Authority, (CoxHealth), 5.00%, 11/15/38	2,000	2,001,460
Ohio, (Cleveland Clinic Health System), 4.00%, 1/1/36	2,000	2,035,080
Oregon Facilities Authority, (Providence Health and Services Group), 5.00%, 10/1/24	1,000	1,004,020
Oregon Health and Science University, 5.00%, 7/1/39	2,250	2,333,902
Southeastern Ohio Port Authority, (Memorial Health System Obligated Group):
5.00%, 12/1/23	250	250,490
5.00%, 12/1/24	285	284,877
Tarrant County Cultural Education Facilities Finance Corp.,TX, (Baylor Scott & White Healthcare), 5.00% to 5/15/26 (Put Date), 11/15/52	2,000	2,078,500
Yuma Industrial Development Authority, AZ, (Yuma Regional Medical Center), 5.00%, 8/1/25	1,230	1,248,573
		$ 26,810,186
Housing — 3.4%
District of Columbia Housing Finance Agency, 3.00% to 9/1/26 (Put Date), 9/1/28	$2,350	$ 2,280,934
District of Columbia Housing Finance Agency, (Faircliff Plaza East Apartments), 5.00% to 12/1/25 (Put Date), 12/1/26	2,775	2,843,515
Honolulu City and County, HI, (Maunakea Tower Apartments), 5.00% to 6/1/26 (Put Date), 6/1/27	1,500	1,556,865
Massachusetts Housing Finance Agency, Sustainability Bonds, 4.00%, 12/1/25	2,500	2,529,550
Michigan Housing Development Authority, 3.75%, 4/1/27	2,250	2,250,315
New York City Housing Development Corp., NY:
0.90% to 1/1/26 (Put Date), 11/1/60	3,000	2,748,960
Sustainable Development Bonds, 3.40% to 12/22/26 (Put Date), 11/1/62	2,000	1,971,120

Eaton Vance
National Limited Maturity Municipal Income Fund
June 30, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Housing (continued)
Phoenix Industrial Development Authority, AZ, (Downtown Phoenix Student Housing II, LLC - Arizona State University):
5.00%, 7/1/32	$365	$ 381,691
5.00%, 7/1/33	300	312,912
Public Finance Authority, WI, (NC A&T Real Estate Foundation, LLC), 5.00%, 6/1/27	500	512,075
Texas Student Housing Corp., (University of North Texas), 9.375%, 7/1/06(2)	95	95,000
		$ 17,482,937
Industrial Development Revenue — 7.4%
Allegheny County Industrial Development Authority, PA, (United States Steel Corp.), 4.875%, 11/1/24	$1,500	$ 1,509,720
Chandler Industrial Development Authority, AZ, (Intel Corp.), (AMT), 5.00% to 6/3/24 (Put Date), 6/1/49	5,675	5,719,152
Columbia Industrial Development Board, AL, (Alabama Power Co.), 3.81% to 6/1/28 (Put Date), 12/1/37	2,500	2,500,000
Maine Finance Authority, (Casella Waste Systems, Inc.), (AMT), 5.125% to 8/1/25 (Put Date), 8/1/35(3)	1,880	1,896,994
Miami-Dade County Industrial Development Authority, FL, (Waste Management, Inc.), (AMT), 4.40% to 11/1/23 (Put Date), 11/1/41	5,000	5,006,601
Monroe County Development Authority, GA, (Georgia Power Co. Plant Scherer), 3.875% to 3/6/26 (Put Date), 10/1/48	1,000	1,000,950
Montgomery County Industrial Development Authority, PA, (Constellation Energy Generation, LLC), 4.10% to 4/3/28 (Put Date), 4/1/53	2,000	2,039,660
New Hampshire Business Finance Authority, (Casella Waste Systems, Inc.), 2.95%, 4/1/29(3)	860	774,533
New York State Environmental Facilities Corp., (Casella Waste Systems, Inc.), (AMT), 2.875% to 12/3/29 (Put Date), 12/1/44(3)	435	385,697
North Carolina Capital Facilities Finance Agency, (Republic Services, Inc.), 3.80%, 7/1/34(4)	4,000	4,000,000
Pennsylvania Economic Development Financing Authority, (Republic Services, Inc.), 3.45%, 12/1/30(4)(5)	3,000	3,000,000
Public Finance Authority, WI, (Waste Management, Inc.), (AMT), 2.625%, 11/1/25	1,000	959,480
West Virginia Economic Development Authority, (Appalachian Power Co.), 3.75% to 6/1/25 (Put Date), 12/1/42	4,500	4,477,230
Whiting, IN, (BP Products North America, Inc.), (AMT), 5.00% to 6/5/26 (Put Date), 12/1/44	5,000	5,150,050
		$ 38,420,067
Security	Principal Amount (000's omitted)	Value
Insured - Education — 0.6%
California Educational Facilities Authority, (Santa Clara University), (NPFG), 5.00%, 9/1/23	$175	$ 175,492
New York Dormitory Authority, (Northwell Health Obligation Group), (BAM), 5.00%, 10/1/25	2,975	3,096,469
		$ 3,271,961
Insured - Electric Utilities — 0.3%
Paducah Electric Plant Board, KY, (AGM), 5.00%, 10/1/26	$1,100	$ 1,160,104
Puerto Rico Electric Power Authority:
(NPFG), 5.00%, 7/1/23	160	160,000
(NPFG), 5.00%, 7/1/24	115	115,024
(NPFG), Series SS, 5.00%, 7/1/25	300	300,117
		$ 1,735,245
Insured - General Obligations — 0.7%
Atlantic City, NJ, (BAM), 5.00%, 3/1/26	$250	$ 261,115
Community College District No. 536, IL, (Lewis and Clark Community College), (AGM), 4.00%, 5/1/28	400	414,472
McHenry County Community Unit School District No. 12, IL, (AGM), 5.00%, 1/1/24	1,075	1,082,772
Vauxmont Metropolitan District, CO, (AGM), 5.00%, 12/1/31	910	1,004,758
Will and Cook Counties Community High School District No. 210, IL, (AGM), 4.00%, 1/1/34	650	664,164
		$ 3,427,281
Insured - Hospital — 0.0%
Allegheny County Hospital Development Authority, PA, (UPMC Health System), (NPFG), 6.00%, 7/1/24	$250	$ 256,280
		$ 256,280
Insured - Special Tax Revenue — 0.2%
Illinois Sports Facilities Authority, (AMBAC), 0.00%, 6/15/25	$1,140	$ 1,046,224
		$ 1,046,224
Lease Revenue/Certificates of Participation — 5.1%
California State Public Works Board, 5.00%, 11/1/26	$2,725	$ 2,741,050
Garden State Preservation Trust, NJ, (AGM), 5.75%, 11/1/28	1,000	1,086,430
Minnesota, 5.00%, 3/1/27	3,000	3,231,480
New Jersey Economic Development Authority, (Portal N Bridge Project), 5.00%, 11/1/25	600	620,766

Eaton Vance
National Limited Maturity Municipal Income Fund
June 30, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Lease Revenue/Certificates of Participation (continued)
New Jersey Economic Development Authority, (School Facilities Construction), 5.00%, 3/1/26	$5,000	$ 5,201,550
New Jersey Economic Development Authority, (State House), 4.00%, 6/15/29	3,340	3,433,019
New Jersey Transportation Trust Fund Authority, (Transportation Program):
5.00%, 6/15/26	1,000	1,045,680
5.00%, 6/15/27	1,000	1,064,750
South Carolina Transportation Infrastructure Bank, 4.00%, 10/1/28	4,500	4,572,495
Virginia College Building Authority, (21st Century College and Equipment Programs), 5.00%, 2/1/24	1,750	1,769,040
Will and Kankakee Counties Community Unit School District No. 255-U, IL:
5.00%, 6/1/24	590	598,396
5.00%, 6/1/25	1,000	1,031,740
		$ 26,396,396
Other Revenue — 5.3%
Black Belt Energy Gas District, AL, 4.38%, (SIFMA + 0.37%), 10/1/26 (Put Date), 10/1/49(1)	$5,000	$ 4,873,550
California Infrastructure and Economic Development Bank, (California Academy of Sciences), Sustainability Bonds, 4.36%, (SIFMA + 0.35%), 8/1/24 (Put Date), 8/1/47(1)	1,050	1,038,135
Central Falls Detention Facility Corp., RI, 7.25%, 7/15/35(2)	1,200	216,000
Connecticut, Special Tax Obligations, 5.00%, 10/1/29	4,000	4,015,520
Kalispel Tribe of Indians, WA, Series A, 5.00%, 1/1/32(3)	1,025	1,053,710
Main Street Natural Gas, Inc., GA, Gas Supply Revenue, 5.00%, 6/1/25	1,000	1,011,050
Minnesota Municipal Gas Agency:
(Liq: Royal Bank of Canada), 4.00%, 12/1/23	2,000	2,002,140
(Liq: Royal Bank of Canada), 4.384%, (67% of SOFR + 1.00%), 12/1/27 (Put Date), 12/1/52(1)	7,500	7,340,775
Patriots Energy Group Financing Agency, SC, Gas Supply Revenue, (Liq: Royal Bank of Canada), 4.324%, (67% of 1 mo. USD LIBOR + 0.86%), 2/1/24 (Put Date), 10/1/48(1)	2,000	1,998,780
Riversouth Authority, OH, (Lazarus Building Redevelopment), 5.75%, 12/1/27	170	169,993
Tennessee Energy Acquisition Corp., 5.00% to 11/1/31 (Put Date), 5/1/52	3,500	3,633,350
		$ 27,353,003
Senior Living/Life Care — 3.1%
California Public Finance Authority, (Enso Village), Green Bonds, 2.125%, 11/15/27(3)	$500	$ 482,430
Security	Principal Amount (000's omitted)	Value
Senior Living/Life Care (continued)
Fulton County Residential Care Facilities for the Elderly Authority, GA, (Canterbury Court):
4.00%, 4/1/26(3)	$830	$ 800,311
4.00%, 4/1/27(3)	765	727,377
4.00%, 4/1/29(3)	935	863,659
Illinois Finance Authority, (Presbyterian Homes Obligated Group), 4.71%, (SIFMA + 0.70%), 5/1/26 (Put Date), 5/1/42(1)	435	424,342
Illinois Finance Authority, (Smith Crossing):
4.00%, 10/15/23	210	209,462
4.00%, 10/15/25	300	293,031
James City County Economic Development Authority, VA, (Williamsburg Landing):
4.00%, 12/1/26	435	427,244
4.00%, 12/1/27	440	429,220
4.00%, 12/1/28	455	440,567
Missouri Health and Educational Facilities Authority, (Bethesda Health Group, Inc.):
5.00%, 8/1/23	705	704,908
5.00%, 8/1/24	480	479,434
New Hope Cultural Education Facilities Finance Corp., TX, (Longhorn Village):
4.25%, 1/1/33	2,105	1,903,762
5.00%, 1/1/30	1,265	1,240,978
New Hope Cultural Education Facilities Finance Corp., TX, (The Outlook at Windhaven):
4.25%, 10/1/26	2,000	1,967,820
4.50%, 10/1/26	2,000	1,967,940
Public Finance Authority, WI, (SearStone CCRC), 2.25%, 6/1/27(3)	1,500	1,393,560
Tempe Industrial Development Authority, AZ, (Friendship Village of Tempe):
4.00%, 12/1/23	220	219,065
4.00%, 12/1/27	355	337,733
4.00%, 12/1/28	370	347,630
West Cornwall Township Municipal Authority, PA, (Lebanon Valley Brethren Home):
4.00%, 11/15/23	140	139,629
4.00%, 11/15/25	115	112,913
4.00%, 11/15/26	125	121,659
4.00%, 11/15/27	130	125,350
4.00%, 11/15/28	110	105,026
		$ 16,265,050
Special Tax Revenue — 6.8%
Baltimore, MD, (Harbor Point):
3.05%, 6/1/28(3)	$190	$ 175,798

Eaton Vance
National Limited Maturity Municipal Income Fund
June 30, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Special Tax Revenue (continued)
Baltimore, MD, (Harbor Point): (continued)
3.15%, 6/1/29(3)	$200	$ 183,134
3.20%, 6/1/30(3)	200	181,034
Bullhead, AZ, Excise Taxes Revenue:
0.95%, 7/1/26	350	319,102
1.15%, 7/1/27	750	675,202
Garden State Preservation Trust, NJ, 4.00%, 11/1/23	2,040	2,040,530
Massachusetts School Building Authority, 5.00%, 8/15/37	3,170	3,262,342
Metropolitan Pier and Exposition Authority, IL, (McCormick Place Expansion), 5.00%, 12/15/27	1,000	1,025,920
Michigan Finance Authority, Detroit Financial Recovery Income Tax Revenue, 4.00%, 10/1/24	2,500	2,487,675
New River Community Development District, FL, (Capital Improvements):
5.00%, 5/1/13(2)	280	0
5.75%, 5/1/38	310	312,294
New York State Urban Development Corp., Personal Income Tax Revenue, 5.00%, 9/15/28	6,000	6,664,860
Pennsylvania Turnpike Commission, Oil Franchise Tax Revenue, 5.00%, 12/1/25	6,350	6,394,005
Puerto Rico Sales Tax Financing Corp.:
0.00%, 7/1/33	4,500	2,930,535
4.50%, 7/1/34	3,585	3,567,075
South Orange County Public Financing Authority, CA, 5.00%, 8/15/24	1,000	1,002,010
Sterling Hill Community Development District, FL, (Capital Improvements), 5.50%, 11/1/10(2)	276	140,543
Triborough Bridge and Tunnel Authority, NY, Green Bonds, 5.00%, 11/15/32	3,600	4,287,492
		$ 35,649,551
Student Loan — 1.1%
Iowa Student Loan Liquidity Corp., (AMT), 5.00%, 12/1/29	$1,575	$ 1,706,119
Massachusetts Educational Financing Authority:
(AMT), 3.50%, 7/1/33	2,520	2,452,943
(AMT), 3.625%, 7/1/38	1,500	1,378,620
		$ 5,537,682
Transportation — 17.7%
Bay Area Toll Authority, CA, (San Francisco Bay Area), 4.31%, (SIFMA + 0.30%), 4/1/27 (Put Date), 4/1/56(1)	$5,000	$ 4,880,250
Chicago, IL, (Midway International Airport):
5.00%, 1/1/35	2,500	2,514,525
(AMT), 5.00%, 1/1/25	4,000	4,023,680
Security	Principal Amount (000's omitted)	Value
Transportation (continued)
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), 5.00%, 11/1/25	$3,325	$ 3,465,016
Denver City and County, CO, Airport System Revenue:
(AMT), 5.00%, 11/15/24	2,000	2,037,020
(AMT), 5.00%, 11/15/28	4,920	5,297,954
(AMT), 5.25%, 11/15/26	1,000	1,053,610
(AMT), 5.25%, 11/15/27	1,100	1,178,485
(AMT), 5.50%, 11/15/27	5,000	5,024,100
Greater Orlando Aviation Authority, FL, (AMT), 5.00%, 10/1/27	2,550	2,701,189
Los Angeles Department of Airports, CA, (Los Angeles International Airport), (AMT), 5.00%, 5/15/30	5,000	5,305,150
Massachusetts Port Authority, (AMT), 5.00%, 7/1/34	3,000	3,043,230
Metropolitan Nashville Airport Authority, TN, (AMT), 5.00%, 7/1/28	1,000	1,065,710
Metropolitan Washington Airports Authority, D.C.:
(AMT), 5.00%, 10/1/26(5)	2,810	2,932,010
(AMT), 5.00%, 10/1/28	2,265	2,434,513
(AMT), 5.00%, 10/1/29	4,000	4,015,240
(AMT), 5.00%, 10/1/32	6,360	6,628,901
New York Transportation Development Corp., (Terminal 4 John F. Kennedy International Airport), (AMT), 5.00%, 12/1/28	3,000	3,176,370
North Carolina Turnpike Authority, (Triangle Expressway System), Escrowed to Maturity, 5.00%, 2/1/24	5,280	5,332,906
Ohio, Major New State Infrastructure Project Revenue, 5.00%, 12/15/28	1,250	1,392,362
Pennsylvania Turnpike Commission, 5.00%, 12/1/39	2,850	3,028,353
Philadelphia, PA, Airport Revenue, (AMT), 5.00%, 6/15/28	2,630	2,682,390
Port Authority of New York and New Jersey, (AMT), 5.00%, 11/15/32	1,500	1,556,100
Port of Portland, OR, (Portland International Airport), (AMT), 5.00%, 7/1/34	1,000	1,009,950
Port of Seattle, WA:
(AMT), 5.00%, 8/1/24	2,495	2,528,982
(AMT), 5.00%, 8/1/30	2,500	2,727,150
(AMT), 5.00%, 5/1/33	2,000	2,088,600
Salt Lake City, UT, (Salt Lake City International Airport):
(AMT), 5.00%, 7/1/28	2,065	2,170,666
(AMT), 5.00%, 7/1/32	3,500	3,687,285
Salt Lake City, UT, Airport Revenue, (AMT), 5.00%, 7/1/31	2,460	2,623,836
South Jersey Transportation Authority, NJ, 5.00%, 11/1/24	395	400,250
		$ 92,005,783

Eaton Vance
National Limited Maturity Municipal Income Fund
June 30, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Water and Sewer — 3.6%
Atlanta, GA, Water and Wastewater Revenue, 4.00%, 11/1/36	$4,000	$ 4,065,000
Austin, TX, Water and Wastewater System Revenue, 5.00%, 11/15/28	2,250	2,499,638
Chicago, IL, Waterworks Revenue, 5.00%, 11/1/24	1,250	1,273,900
King County, WA, Sewer Revenue, 4.00%, 7/1/30	5,255	5,291,154
Miami-Dade County, FL, Water and Sewer System Revenue, 4.00%, 10/1/38	2,525	2,540,958
New York City Municipal Water Finance Authority, NY, (Water and Sewer System), 5.00%, 6/15/35	3,050	3,172,427
		$ 18,843,077
Total Tax-Exempt Municipal Obligations (identified cost $478,288,792)		$477,952,750

Taxable Municipal Obligations — 5.7%
Security	Principal Amount (000's omitted)	Value
Electric Utilities — 0.3%
South Carolina Public Service Authority, 5.724%, 12/1/23	$1,525	$ 1,522,896
		$ 1,522,896
General Obligations — 1.0%
California, 5.222%, 3/1/24	$3,850	$ 3,837,834
Detroit, MI, Social Bonds, 2.711%, 4/1/26	700	621,215
Homewood, AL, 2.00%, 9/1/26	625	570,388
Nashua, NH, 1.40%, 1/15/33	375	279,390
		$ 5,308,827
Hospital — 0.3%
Jefferson County Civic Facility Development Corp., NY, (Samaritan Medical Center), 4.25%, 11/1/28	$1,205	$ 1,125,879
Middleburg Heights, OH, (Southwest General Health Center), 2.025%, 8/1/23	615	613,143
		$ 1,739,022
Insured - General Obligations — 0.1%
Valley View School District, PA, (BAM), 1.55%, 5/15/24	$250	$ 240,123
Westland, MI, (BAM), 1.734%, 11/1/31	400	312,552
		$ 552,675
Security	Principal Amount (000's omitted)	Value
Insured - Transportation — 0.3%
Miami-Dade County, FL, Seaport Revenue, (AGM), 1.349%, 10/1/26	$2,035	$ 1,799,510
		$ 1,799,510
Senior Living/Life Care — 1.1%
Butler County Port Authority, OH, (Community First Solutions), 2.25%, 5/15/26	$215	$ 203,409
Indiana Finance Authority, (BHI Senior Living), 2.45%, 11/15/25	355	326,802
Montgomery County Industrial Development Authority, PA, (ACTS Retirement-Life Communities, Inc. Obligated Group), 2.60%, 11/15/24	4,000	3,785,760
Multnomah County Hospital Facilities Authority, OR, (Terwilliger Plaza), Green Bonds, 1.25%, 6/1/26	1,310	1,186,035
		$ 5,502,006
Special Tax Revenue — 1.9%
American Samoa Economic Development Authority, 2.47%, 9/1/24(3)	$475	$ 458,047
Massachusetts School Building Authority, Social Bonds, 1.753%, 8/15/30	3,500	2,954,455
Massachusetts, Special Obligation Revenue Bonds, Social Bonds, 3.564%, 7/15/23	6,500	6,495,515
		$ 9,908,017
Student Loan — 0.3%
Massachusetts Educational Financing Authority, 3.875%, 7/1/23	$1,100	$ 1,100,000
Rhode Island Student Loan Authority, 2.373%, 12/1/28	400	340,952
		$ 1,440,952
Transportation — 0.4%
Port of Seattle, WA, 3.325%, 8/1/23	$2,000	$ 1,996,540
		$ 1,996,540
Total Taxable Municipal Obligations (identified cost $30,944,714)		$ 29,770,445
Total Investments — 99.8% (identified cost $521,328,923)		$519,155,604
Other Assets, Less Liabilities — 0.2%		$ 1,236,237
Net Assets — 100.0%		$520,391,841

Eaton Vance
National Limited Maturity Municipal Income Fund
June 30, 2023
Portfolio of Investments (Unaudited) — continued

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Floating rate security. The stated interest rate represents the rate in effect at June 30, 2023.
(2)	Defaulted security. Issuer has defaulted on the payment of interest and/or principal or has filed bankruptcy.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At June 30, 2023, the aggregate value of these securities is $9,376,285 or 1.8% of the Fund's net assets.
(4)	Variable rate security that may be tendered at par quarterly. The stated interest rate, which resets quarterly, is determined by the remarketing agent and represents the rate in effect at June 30, 2023.
(5)	When-issued security.
At June 30, 2023, the concentration of the Fund’s investments in the various states and territories, determined as a percentage of net assets, is as follows:
New York	10.3%
Others, representing less than 10% individually	87.3%
The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At June 30, 2023, 2.5% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.1% to 1.4% of total investments.
Abbreviations:
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– AMBAC Financial Group, Inc.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	– Build America Mutual Assurance Co.
LIBOR	– London Interbank Offered Rate
Liq	– Liquidity Provider
NPFG	– National Public Finance Guarantee Corp.
PSF	– Permanent School Fund
SIFMA	– Securities Industry and Financial Markets Association Municipal Swap Index
SOFR	– Secured Overnight Financing Rate
Currency Abbreviations:
USD	– United States Dollar

The Fund did not have any open derivative instruments at June 30, 2023.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At June 30, 2023, the hierarchy of inputs used in valuing the Fund's investments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Corporate Bonds	$ —	$ 11,432,409	$ —	$ 11,432,409
Tax-Exempt Municipal Obligations	—	477,952,750	—	477,952,750
Taxable Municipal Obligations	—	29,770,445	—	29,770,445
Total Investments	$ —	$519,155,604	$ —	$519,155,604

Eaton Vance
National Limited Maturity Municipal Income Fund
June 30, 2023
Portfolio of Investments (Unaudited) — continued

For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements included in its semiannual or annual report to shareholders.